Post-retirement and other defined benefit schemes - Risks (Details) - Pension schemes - UK defined benefit plans $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) person	Dec. 31, 2013	Dec. 31, 2021
Post-retirement benefits
Total defined benefit obligations as a percentage of total	59.00%
Defined benefit plan, plan asset allocations, growth assets target ratio	60.00%
Percentage of Pension Fund in growth assets	61.00%		72.50%
Target hedge ratio of interest rates, plan assets exposed to interest rate fluctuations	100.00%
Hedge ratio of interest rates, plan assets exposed to interest rate fluctuations	98.00%
Hedge ratio of inflation hedging, plan assets exposed to inflation	93.00%
Target hedge ratio of inflation hedging, plan assets exposed to inflation	100.00%
Currency risk of plan assets hedged (as a percent)	93.00%
Annual inflation increase cap (as a percent)	5.00%
Derivatives: Longevity swap
Post-retirement benefits
Period under hedge		75 years
Number of current pensioners | person	10,000
Defined benefit obligation covered by hedge	$ 1,900
Period of increase in life expectancy to receive cash under hedge	1 year
Increase in pension fund obligations from hedged increase in life expectancy	$ 191
Increase in pension fund assets from hedged increase in life expectancy	$ 103